FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
16.	Financial instruments

Fair value measurement

The Company categorizes each of its fair value measurements in accordance with a fair value hierarchy. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

The fair values of the amounts receivable and accounts payable and accrued liabilities approximate their carrying values due to the relatively short-term maturity of these financial instruments.

The following table shows the carrying amounts and fair values of the Company’s financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount				Fair value
December 31, 2017	Loans and receivables	Fair value through profit and loss	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Cash	$-	$43,129	$-	$43,129	$43,129	$-	$-	$43,129
Derivative assets	-	963	-	963	-	963	-	963
	$-	$44,092	$-	$44,092
Financial assets not measured at fair value
Amounts receivable	2,679	-	-	2,679
	$2,679	$-	$-	$2,679
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$34,615	$34,615
Secured notes payable	-	-	396,509	396,509	-	412,976	-	412,976
	$-	$-	$431,124	$431,124

	Carrying amount				Fair value
December 31, 2016	Loans and receivables	Fair value through profit and loss	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Cash	$-	$6,844	$-	$6,844	$6,844	$-	$-	$6,844
Financial assets not measured at fair value
Amounts receivable	$2,036	$-	$-	$2,036
Restricted cash	-	83,878	-	83,878	83,878	-	-	83,878
	$2,036	$83,878	$-	$85,914
Financial liabilities measures at fair value
Derivative liabilities	$-	$3,009	$-	$3,009	-	3,009	-	3,009
Financial liabilities not measured at fair value
Accounts payable and accrued liabilities	$-	$-	$16,153	$16,153
Loan facility	-	-	425,903	425,903	-	449,249	-	449,249
	$-	$-	$442,056	$442,056

Fair values of assets and liabilities classified as Level 2 are valued using discounted cash flow (“DCF”) models. These models require a variety of observable inputs including market prices, forward price curves, yield curves and credit spreads. These inputs are obtained from or verified with the market where possible.

Derivative instruments are valued using DCF models. These models require a variety of observable inputs including market prices, forward price curves and yield curves. These inputs are obtained from or verified with the market where possible.

The fair value of the Loan Facility is determined using a DCF model. This model uses the current market spread and is discounted using the risk-free rate plus a market spread.

The fair value of the secured notes payable is determined using a DCF model. This model uses the current market spread and is discounted using the risk-free rate plus a market spread.

Financial instruments risks
The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. These risks include credit risk, liquidity risk, market risk, foreign currency risk and interest rate risk.

Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its obligations. The Company’s maximum exposure to credit risk for its amounts receivable is summarized as follows:

	December 31,	December 31,
	2017	2016
0-30 days	$2,679	$1,882
30 to 90 days	-	150
More than 90 days	-	4
Total	$2,679	$2,036

On December 31, 2017 and 2016, the Company does not have any allowance for doubtful accounts, and does not consider that any such allowance is necessary.

All of the Company’s cash and restricted cash is held with a major Canadian financial institution and thus the exposure to credit risk is considered insignificant. Management actively monitors the Company’s exposure to credit risk under its financial instruments, including with respect to amounts receivable. The Company considers the risk of loss for its amounts receivable to be remote and significantly mitigated due to the financial strength of the parties from whom most of the amounts receivable are due - the Canadian government for harmonized sales tax (“HST”) refunds receivable in the amount of approximately $2,068 (2016 - $1,659).

The Company’s current policy is to hold excess cash in bank accounts. It periodically monitors the investment income it makes and is satisfied with the credit ratings of its bank.

Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company's approach to managing liquidity risk is to monitor forecast cash flows so that it will have sufficient liquidity to meet liabilities when due. The Company has a planning and budgeting process in place by which it anticipates and determines the funds required to support its ongoing requirements. The Company coordinates this planning and budgeting process with its financing activities through its capital management process. The Company expects that it will be able to meet its obligations as they come due from the positive cash flows of ongoing operations. Also, the Company entered into an undrawn US$50 million first lien revolving credit facility (the “RCF”) with Scotiabank and Nedbank Limited in order to maintain a liquidity cushion for general corporate purposes. In order for the RCF to remain available, certain financial covenants must be met (Note 11). Being able to maintain positive cash flows from operations and the ability to comply with the RCF covenants, and/or maintain sufficient liquidity, is dependent upon many factors including, but not limited to, diamond prices, exchange rates, operating costs and levels of production. Adverse changes in one or more of these factors negatively impact the Company’s ability to comply with the covenants and/or maintain sufficient liquidity.

As at December 31, 2017, the Company has an obligation for US$330 million or $414.8 million Canadian dollar equivalent from the secured notes payable.

The following table summarizes the contractual maturities of the Company’s significant financial liabilities and capital commitments, including contractual obligations:

	Less than	1 to 3	4 to 5	After 5
	1 Year	Years	Years	Years	Total
Operating lease obligations	$231	$466	$473	$315	$1,485
Gahcho Kué Diamond Mine commitments	14,822	-	-	-	14,822
Gahcho Kué Diamond Mine operating lease obligations	841	1,384	237	166	2,628
Trade and other payables	34,615	-	-	-	34,615
Revolving credit facility stand by charges	619	1,238	585	-	2,442
Notes payable - Principal	-	-	414,843	-	414,843
Notes payable - Interest	33,551	66,466	66,375	-	166,392
	$84,679	$69,554	$482,513	$481	$637,227

Market risk
Market risk is the risk that changes in market prices such as foreign exchange rates, interest rates and equity prices will affect the Company’s income and the value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters while optimizing returns.

(i)	Interest rate risk
The Company does not have significant exposure to interest rate risk at December 31, 2017, since the secured notes payable does not have a variable interest rate. At December 31, 2017, the total secured notes payable was US$330 million.

At December 31, 2016, a 100-basis point increase in the LIBOR interest rate for the interest rate swap portion and interest rate on the Loan Facility would have resulted in a decrease to interest by approximately $6.71 million. A 100-basis point decrease in the LIBOR interest rate for the interest rate swap portion and interest rate on the Loan Facility would have resulted in an increase to interest for the year ended December 31, 2016 by approximately $6.87 million.

(ii)	Foreign currency
The Company is exposed to market risk related to foreign exchange rates. The Company operates in Canada and has foreign currency exposure to transactions in U.S. dollars. The majority of the ongoing operational costs of the GK Mine are in Canadian dollars, but funded through the U.S. dollar secured notes payable (Note 11). The Company also sells its 49% share of the GK Mine diamonds produced in U.S. dollars.

As at December 31, 2017, the Company had cash, accounts payable and accrued liabilities, derivative assets, financing costs payable and the secured notes payable that are in U.S. dollars. The Canadian dollar equivalent is as follows:

Cash	$25,509
Derivative assets	963
Accounts payable and accrued liabilities	(3,783)
Secured notes payable	(414,843)
Total	$(392,154)

A 10% appreciation or depreciation of the Canadian dollar relative to the U.S. dollar at December 31, 2017 would have resulted in an increase or decrease to net income for the year ended December 31, 2017 of approximately $39.2 million.